07085539

NASDAQ

[illegible]

Gary Sundick
Vice President
Listing Qualifications

CERTDAS 1-33813

RECD S.E.C.
DEC 1 3 2007
1086

PROCESSED
DEC 17 2007
THOMSON FINANCIAL

By Facsimile and First Class Mail

December 13, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on November 8, 2007 The Nasdaq Stock Market (the "Exchange") received from MEMSIC, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common stock, par value $0.00001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick

END